Provisions (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions
Pension liabilities	kr 7	kr 10	kr 8	kr 57
Long term employee benefit	2	3
Off balance, expected credit losses	3	38
Total	kr 12	kr 51